Significant event – Gulf of Mexico oil spill - Summary of Movement in Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	$ 24,424
Net increase provisions	3,714
Reclassified to other payables	(1,104)
Utilization	(2,907)
Ending balance, provisions	23,944
Current provisions	3,324	$ 4,012
Non-current provisions	20,620	20,412
Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Ending balance, provisions	2,580
Current provisions	1,439	2,330
Non-current provisions	1,141	$ 112
Litigation and claims
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	3,162
Net increase provisions	2,907
Reclassified to other payables	(792)
Utilization	(1,916)
Ending balance, provisions	3,334
Current provisions	1,738
Non-current provisions	1,596
Litigation and claims | Gulf of Mexico Oil Spill
Reconciliation of changes in other provisions [abstract]
Beginning balance, provisions	2,442
Net increase provisions	2,647
Reclassified to other payables	(759)
Utilization	(1,750)
Ending balance, provisions	2,580
Current provisions	1,439
Non-current provisions	$ 1,141